Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 1,344,777	$ 1,301,984	$ 1,254,456
Cost of sales	479,839	486,494	430,432
Gross profit	864,938	815,490	824,024
Operating expenses:
Research and development	163,627	146,070	122,476
Sales and marketing	376,873	371,523	343,549
General and administrative, restructuring, integration and other	126,550	199,072	152,068
Acquisition-related intangible amortization	37,070	35,495	36,117
Total operating expenses	704,120	752,160	654,210
Income from operations	160,818	63,330	169,814
Other income (expense):
Interest income	3,964	2,299	2,382
Interest expense	(39,330)	(30,882)	(23,452)
Other income (expense), net	(6,938)	2,591	(3,591)
Total other expense, net	(42,304)	(25,992)	(24,661)
Income before income taxes	118,514	37,338	145,153
Income taxes	1,312	(31,760)	15,616
Net income	117,202	69,098	129,537
Net income attributable to noncontrolling interest	568	25	31
Net income attributable to the owners of QIAGEN N.V.	$ 116,634	$ 69,073	$ 129,506
Basic net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.50	$ 0.30	$ 0.55
Diluted net income per common share attributable to the owners of QIAGEN N.V. (USD per share)	$ 0.48	$ 0.29	$ 0.54
Weighted-average common shares outstanding (in thousands)
Basic (shares)	232,644	234,000	235,582
Diluted (shares)	241,538	242,175	240,746